Schedule of property and Equipment (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leasehold Improvements [Member] | Turnongreen Inc [Member]
Property, Plant and Equipment [Line Items]
Description	Over the term of the lease or the life of the asset, whichever is shorter
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Minimum [Member] | Office Equipment [Member] | Turnongreen Inc [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Minimum [Member] | Machinery and Equipment [Member] | Turnongreen Inc [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Minimum [Member] | Leasehold Improvements [Member] | Turnongreen Inc [Member]
Property, Plant and Equipment [Line Items]
Description of leasehold improvements		Over the term of the lease or the life of the asset, whichever is shorter
Minimum [Member] | Computer Equipment [Member] | Turnongreen Inc [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		7 years
Maximum [Member] | Equipment [Member] | Turnongreen Inc [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Maximum [Member] | Machinery and Equipment [Member] | Turnongreen Inc [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years
Maximum [Member] | Computer Equipment [Member] | Turnongreen Inc [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years